Property and Equipment, Net - Components of Property and Equipment, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Property Plant And Equipment [Line Items]
Less: accumulated depreciation	$ (390)	$ (160)
Total property and equipment, net	355	363
Lab Equipment
Property Plant And Equipment [Line Items]
Property and equipment, gross	363	212
Computer and Office Equipment [Member]
Property Plant And Equipment [Line Items]
Property and equipment, gross	$ 382	$ 311